Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Securities held-to-maturity securities, fair value (in dollars)	$ 1,523	$ 4,151
Loans and leases receivable, allowance (in dollars)	$ 1,533	$ 1,515
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	151,549	112,563